Clearing Organizations (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Principal Transaction Revenue [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 84,700
Net Notional Value Of Unsettled Contracts	2,500,000
Margin Deposits And Guaranty Funds Assets Received Or Pledged	95,700	$ 87,200
Contribution Of Own Cash To Guaranty Fund	253
Contribution Made Deposits Depleted	100
Restricted Cash and Cash Equivalents, Noncurrent	264	263
ICE Clear Europe
Principal Transaction Revenue [Line Items]
Contribution Of Own Cash To Guaranty Fund	150
Restricted Cash and Cash Equivalents, Noncurrent		$ 100
Cash Deposits	29,500
Futures and Options Products [Member]
Principal Transaction Revenue [Line Items]
Cash Deposits	24,500
ICE Clear Credit
Principal Transaction Revenue [Line Items]
Contribution Of Own Cash To Guaranty Fund	50
Ice Clear Europe Cds Guaranty Fund [Member]
Principal Transaction Revenue [Line Items]
Contribution Of Own Cash To Guaranty Fund	50
To Be Utilized After Available Funds Of Defaulting	33
To Be Utilized Pro Rata Along With Other Non Defaulting	17
Ice Clear Us [Member]
Principal Transaction Revenue [Line Items]
Contribution Of Own Cash To Guaranty Fund	50
Otc European Cds Contracts [Member]
Principal Transaction Revenue [Line Items]
Cash Deposits	$ 5,000